Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Mineral interests in properties:
Unproved properties	$ 424,610	$ 57,428
Proved properties	221,115	84,968
Wells and related equipment and facilities	349,533	55,938
Uncompleted wells, equipment and facilities	27,741	13,580
Advances	4,437	6
Total costs	1,027,436	211,920
Less accumulated depreciation, depletion and amortization	(64,471)	(22,008)
Net capitalized costs	$ 962,965	$ 189,912